SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2024
SHORT-TERM LOANS
SHORT-TERM LOANS

NOTE 8 – SHORT-TERM LOANS

On February 14, 2022, Mingda Tianjin borrowed $141,225 (RMB1,000,000 translated at the 2023 average exchange rate) from China Construction Bank with an interest rate of 3.95% per annum. The loan was repaid in full on March 1, 2023.

From March 18, 2022 to June 20, 2022, Mingda Tianjin borrowed a total of $221,864 (RMB1,571,000 translated at the 2023 average exchange rate) from an unrelated individual for working capital. This individual loan was due by September 30, 2022 and extended to December 31, 2022. The loan bore interest at 4.2525% per annum and was to be paid by the maturity date. The loan was repaid in full on March 8, 2023. On June 14, 2023, Mingda Tianjin borrowed $2,118 (RMB 15,000 translated at the 2023 average exchange rate) and repaid in full on June 16, 2023.